Share Option and Warrant Reserves	12 Months Ended
Dec. 31, 2020
Share Option And Warrant Reserves
Share Option and Warrant Reserves

Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the years ended December 31, 2020 and 2019, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2020	2019
Recognized in net loss from continuing operations and included in:
Exploration and evaluation costs	$ 528	$ 335
Fees, salaries and other employee benefits	2,002	2,212
	$ 2,530	$ 2,547
Recognized in net loss from discontinued operations	239	853
Total share-based compensation expense	$ 2,769	$ 3,400

During the year ended December 31, 2020, the Company granted 4,180,672 (December 31, 2019 – 3,295,000) share options to directors, officers, employees, and other service providers. The weighted average fair value per option of these share options was calculated as $1.08 (December 31, 2019 – $1.14) using the Black-Scholes option valuation model at the grant date.

The fair value of the share-based options granted during the years ended December 31, 2020 and 2019 were estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

	Years ended December 31
	2020	2019
Risk-free interest rate	0.36%	1.59%
Expected dividend yield	Nil	Nil
Share price volatility	68%	62%
Expected forfeiture rate	0%	0%
Expected life in years	4.90	4.33

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

Share option plan

The Company maintains a rolling share option plan providing for the issuance of share options up to 10% of the Company’s issued and outstanding common shares at the time of the grant. The Company may grant share options from time to time to its directors, officers, employees, and other service providers. The share options vest as to 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months.

Eastmain’s 14.3 million outstanding share options as at October 9, 2020 were converted to 1.6 million of Fury Gold share options for a fair value of $1,890, pursuant to the Transaction (note 4ii).

The number of share options issued and outstanding and the weighted average exercise price, both of which were adjusted for the share consolidation which occurred on October 9, 2020 (note 3k), were as follows:

	Number of share options	Weighted average exercise price ($/option)(1)
Outstanding, December 31, 2018	4,192,253	$2.74
Granted	2,226,184	2.83
Exercised	(625,798)	0.92
Expired	(155,394)	3.45
Forfeited	(34,626)	2.80
Outstanding, December 31, 2019	5,602,619	$2.96
Granted	5,857,459	2.42
Exercised	(3,228,182)	2.42
Expired	(20,272)	2.90
Forfeited	(70,620)	2.61
Outstanding, December 31, 2020	8,141,004	$2.67

(1) The exercise price of issued share options prior to October 9, 2020 were adjusted downwards by $0.95, pursuant to the Transaction, reflecting the fair value of the Peruvian projects allocated to the Spincos. The above weighted average exercise prices were retrospectively adjusted to reflect this change.

As at December 31, 2020, the number of share options outstanding, adjusted for the share consolidation which occurred on October 9, 2020 (note 3k), was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.56 – $1.95	1,596,218	1.68	3.91	1,418,418	1.49	3.74
$2.05 – $5.31	6,308,503	2.68	3.46	3,334,753	2.90	2.26
$7.54 – $9.86	207,113	8.60	1.06	207,113	8.60	1.06
$12.94	29,170	12.94	0.32	29,170	12.94	0.32
	8,141,004	2.67	3.48	4,989,454	2.80	2.62

Share purchase warrants

As part of the acquisition of Eastmain, 11.1 million warrants were converted to 1.3 million of Fury Gold warrants for a fair value of $1,560 (note 4ii).

On September 12, 2019, the Company issued 337,813 (500,000 pre-consolidation) warrants in connection with the Bridge Loan (note 12). The warrants have a term of three years from the date of issue and each warrant is exercisable into one common share of the Company at a price of $2.96 ($2.00 pre-consolidation) per common share. As the Bridge Loan was identified as a compound instrument with debt and equity components, the fair value of the share purchase warrants was determined as the residual value net of deferred taxes after the fair value of the debt component was determined.

The number of share purchase warrants outstanding at December 31, 2020, adjusted for the share consolidation which occurred on October 9, 2020 (note 3k), was as follows:

	Warrants outstanding	Exercise price ($/share)
Outstanding at December 31, 2018	-	$-
Issued	337,813	2.96
Outstanding at December 31, 2019	337,813	$2.96
Issued	1,297,591	1.33
Exercised	(8,664)	1.46
Outstanding at December 31, 2020	1,626,740	$1.66

The following table reflects the warrants issued and outstanding as of December 31, 2020:

Expiry date	Warrants outstanding	Exercise price ($/share)
May 8, 2021	541,744	1.46
October 24, 2021	334,993	1.37
March 6, 2022	189,613	1.11
March 9, 2022	222,577	1.11
September 12, 2022	337,813	2.96
Total	1,626,740	1.66